Goodwill (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill
Balance, beginning of year	$ 5,039	$ 3,942
Business acquisition (note 3)	0	1,171
Adjustment to goodwill on business acquisition (note 3)	147	0
Goodwill included in dispositions (note 4)	(13)	0
Foreign exchange translation	(20)	(74)
Balance, end of year	$ 5,153	$ 5,039